Expense Example {- FundsManager 60% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-12 - FundsManager 60% Portfolio	Apr. 30, 2022 USD ($)
VIP FundsManager 60% Portfolio-Service VIP
Expense Example:
1 year	$ 77
3 years	267
5 years	479
10 years	1,089
VIP FundsManager 60% Portfolio-Service 2 VIP
Expense Example:
1 year	92
3 years	314
5 years	560
10 years	$ 1,264